Retirement Benefit Plan - Summary of Expense or Income from Retirement Benefit Arrangements Recognised in Income Statement (Parenthetical) (Detail) - BT Pension Scheme [Member]	12 Months Ended
Mar. 31, 2019 GBP (£)
Disclosure Of Defined Benefit Plans [Line Items]
Service cost (including administration expenses & PPF levy)	£ 0
Past service credit	£ 0